Legal Proceedings (Details Narrative) - USD ($)		12 Months Ended
	Nov. 20, 2017	Dec. 31, 2017	Jun. 16, 2017
Commitments and Contingencies Disclosure [Abstract]
Stock returned during the period	750,000	1,500,000
Promissory notes		$ 35,000	$ 30,000